Nature of Business and Organization (Details) - Ordinary Shares [Member] - shares	Mar. 31, 2024	Jan. 03, 2024	Jan. 02, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	[1]
Nature of Business and Organization [Line Items]
Ordinary shares	12,500,000	12,500,000		12,500,000	12,500,000	12,500,000
Ordinary shares issued	12,500,000	12,500,000	12,499,000
Mr and Mrs Zhang [Member]
Nature of Business and Organization [Line Items]
Ordinary shares		12,499,000
Rectitude Pte. Ltd. (“RPL”) [Member]
Nature of Business and Organization [Line Items]
Ordinary shares		3,300,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.